Prepayments and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Dec. 25, 2018	Dec. 25, 2017	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments and Other Assets, Net [Line Items]
Allowance for doubtful loans				¥ 4,766	¥ 7,644	¥ 31,694	¥ 4,997
Loans						¥ 25,000
Allowance for doubtful accounts				71,278	71,173
Other deposits subsequent				¥ 3,959	¥ 3,984
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term				30 days	30 days
Interest rates				4.40%
Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term				3 years	3 years
Interest rates				13.20%
Secured loans
Prepayments and Other Assets, Net [Line Items]
Secured loans receivable				¥ 6,719	¥ 12,070
Secured receivables acquired from trust [Member]
Prepayments and Other Assets, Net [Line Items]
Outstanding principal	¥ 21,424
Real estate agent companies [Member]
Prepayments and Other Assets, Net [Line Items]
Original term			12 months
Interest rates			6.48%
Secured loans receivable			¥ 45,000
Doubtful accounts					25,000
Collaborative Arrangement [Member] | Secured loans
Prepayments and Other Assets, Net [Line Items]
Arrangement		1 year
Collaborative Arrangement [Member] | Secured loans | Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Loan facilitation fee		0.80%
Collaborative Arrangement [Member] | Secured loans | Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Loan facilitation fee		4.00%
Collaborative Arrangement [Member] | Secured receivables acquired from trust [Member]
Prepayments and Other Assets, Net [Line Items]
Allowance for doubtful loans				¥ 3,268	¥ 5,347